Events after the balance sheet date	12 Months Ended
Dec. 31, 2019
Disclosure of non-adjusting events after reporting period [abstract]
Events after the balance sheet date [Text Block]

19. Events after the balance sheet date

In January 2020, the Company completed an underwritten public offering for gross proceeds of $116,955 comprising 41,279,090 common shares and 1,250,000 Series II Non-Voting Convertible First Preferred Shares, each issued at $2.75 per share.